Note 1 - Description of Business and Summary of Significant Accounting Policies Description and Nature of Business (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Percentage of revenue	59.00%	55.00%	83.00%
Customer Concentration Risk
Percentage of revenue	13.00%	16.00%